FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04706
                                   ---------

                          TEMPLETON INCOME TRUST
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 08/31
                         -----

Date of reporting period: 5/31/06
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.




Templeton Global Bond Fund

QUARTERLY STATEMENT OF INVESTMENTS
MAY 31, 2006

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ..............................................   3

Notes to Statement of Investments .....................................   8

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series


                                          Quarterly Statement of Investments | 1

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

Templeton Global Bond Fund

STATEMENT OF INVESTMENTS, MAY 31, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL AMOUNT c            VALUE
------------------------------------------------------------------------------------------------------------------------------------
    BONDS 83.2%
    ARGENTINA 3.3%
a,b Government of Argentina, FRN, 4.889%, 8/03/12 ............................                  98,545,000           $    79,724,851
                                                                                                                     ---------------
    AUSTRALIA 2.8%
    New South Wales Treasury Corp.,
      8.00%, 3/01/08 .........................................................                  15,900,000 AUD            12,374,797
      6.00%, 5/01/12 .........................................................                  18,300,000 AUD            13,810,180
    Queensland Treasury Corp.,
      6.00%, 7/14/09 .........................................................                  17,500,000 AUD            13,247,883
      6.00%, 10/14/15 ........................................................                  33,313,000 AUD            25,291,838
      Series 07G, 8.00%, 9/14/07 .............................................                   3,260,000 AUD             2,518,697
                                                                                                                     ---------------
                                                                                                                          67,243,395
                                                                                                                     ---------------
    AUSTRIA 2.4%
    Government of Austria,
      9.00%, 9/15/06 .........................................................               1,500,000,000 ISK            20,654,111
      4.00%, 7/15/09 .........................................................                   4,400,000 EUR             5,709,511
      4.65%, 1/15/18 .........................................................                  23,430,000 EUR            31,630,842
                                                                                                                     ---------------
                                                                                                                          57,994,464
                                                                                                                     ---------------
    BELGIUM 0.2%
    Government of Belgium, 8.50%, 10/01/07 ...................................                   4,274,000 EUR             5,839,204
                                                                                                                     ---------------
    CANADA 6.8%
    Government of Canada,
      3.00%, 6/01/06 .........................................................                  18,200,000 CAD            16,530,427
      5.75%, 9/01/06 .........................................................                   3,050,000 CAD             2,780,043
      7.00%, 12/01/06 ........................................................                  12,495,000 CAD            11,501,755
    Province of British Columbia, 5.25%, 12/01/06 ............................                  37,250,000 CAD            33,989,187
    Province of Manitoba,
      5.10%, 12/01/06 ........................................................                   1,010,000 CAD               921,017
      5.75%, 6/02/08 .........................................................                  13,050,000 CAD            12,170,873
      6.375%, 9/01/15 ........................................................                   7,500,000 NZD             4,669,367
    Province of Newfoundland, 5.90%, 12/12/07 ................................                   4,800,000 CAD             4,454,104
    Province of Ontario,
      7.75%, 7/24/06 .........................................................                  43,455,000 CAD            39,661,667
      3.50%, 9/08/06 .........................................................                  32,280,000 CAD            29,256,939
      5.20%, 3/08/07 .........................................................                  10,700,000 CAD             9,780,247
                                                                                                                     ---------------
                                                                                                                         165,715,626
                                                                                                                     ---------------
    FINLAND 0.4%
    Government of Finland,
      5.00%, 4/25/09 .........................................................                   2,700,000 EUR             3,598,148
      5.375%, 7/04/13 ........................................................                   4,400,000 EUR             6,162,260
                                                                                                                     ---------------
                                                                                                                           9,760,408
                                                                                                                     ---------------
    FRANCE 0.1%
    Government of France, 4.25%, 4/25/19 .....................................                   2,800,000 EUR             3,643,305
                                                                                                                     ---------------
    GERMANY 1.7%
    Government of Germany, 4.00%, 2/16/07 ....................................                   5,000,000 EUR             6,446,041


                                          Quarterly Statement of Investments | 3

Templeton Global Bond Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL AMOUNT c            VALUE
------------------------------------------------------------------------------------------------------------------------------------
    BONDS (CONTINUED)
    GERMANY (CONTINUED)
    KfW Bankengruppe,
      8.25%, 9/20/07 .........................................................               1,405,000,000 ISK       $    18,820,720
      senior note, 6.375%, 2/17/15 ...........................................                  27,450,000 NZD            17,263,674
                                                                                                                     ---------------
                                                                                                                          42,530,435
                                                                                                                     ---------------
    GREECE 0.4%
    Government of the Hellenic Republic,
      4.60%, 5/20/13 .........................................................                   6,200,000 EUR             8,213,146
      6.50%, 10/22/19 ........................................................                   1,800,000 EUR             2,789,120
                                                                                                                     ---------------
                                                                                                                          11,002,266
                                                                                                                     ---------------
    ICELAND 0.5%
    Inter-American Development Bank, 9.00%, 1/04/07 ..........................                 980,000,000 ISK            13,270,904
                                                                                                                     ---------------
    INDONESIA 6.1%
    Government of Indonesia,
      10.00%, 7/15/07 ........................................................             104,700,000,000 IDR             9,785,576
      10.00%, 10/15/11 .......................................................              12,660,000,000 IDR             1,253,346
      11.00%, 12/15/12 .......................................................               8,700,000,000 IDR               884,806
      11.00%, 10/15/14 .......................................................             112,410,000,000 IDR            11,326,016
      9.50%, 6/15/15 .........................................................              37,750,000,000 IDR             3,467,043
      10.75%, 5/15/16 ........................................................             101,960,000,000 IDR            10,039,012
      11.50%, 9/15/19 ........................................................              85,940,000,000 IDR             8,949,181
      11.00%, 11/15/20 .......................................................             356,950,000,000 IDR            34,962,217
      12.90%, 6/15/22 ........................................................               5,960,000,000 IDR               668,930
    Indonesia Recapital Bonds,
      13.15%, 3/15/10 ........................................................              33,650,000,000 IDR             3,767,673
      15.425%, 9/15/10 .......................................................              23,800,000,000 IDR             2,854,458
      13.15%, 1/15/12 ........................................................              10,900,000,000 IDR             1,225,567
      14.25%, 6/15/13 ........................................................             194,977,000,000 IDR            23,068,587
      14.275%, 12/15/13 ......................................................             301,008,000,000 IDR            35,613,581
                                                                                                                     ---------------
                                                                                                                         147,865,993
                                                                                                                     ---------------
    IRELAND 0.8%
    Government of Ireland,
      4.25%, 10/18/07 ........................................................                   9,550,000 EUR            12,392,699
      4.60%, 4/18/16 .........................................................                   4,400,000 EUR             5,927,505
                                                                                                                     ---------------
                                                                                                                          18,320,204
                                                                                                                     ---------------
    ITALY 0.1%
    Government of Italy, 8.75%, 7/01/06 ......................................                     951,000 EUR             1,223,780
                                                                                                                     ---------------
    JAPAN 1.4%
    European Investment Bank,
      3.00%, 9/20/06 .........................................................               2,600,000,000 JPY            23,298,956
      2.125%, 9/20/07 ........................................................               1,300,000,000 JPY            11,827,315
                                                                                                                     ---------------
                                                                                                                          35,126,271
                                                                                                                     ---------------
    MALAYSIA 4.2%
    Government of Malaysia,
      6.90%, 3/15/07 .........................................................                  44,715,000 MYR            12,610,049
      8.60%, 12/01/07 ........................................................                  97,260,000 MYR            28,500,769
      3.135%, 12/17/07 .......................................................                  53,345,000 MYR            14,480,971


4 | Quarterly Statement of Investments

Templeton Global Bond Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL AMOUNT c            VALUE
------------------------------------------------------------------------------------------------------------------------------------
    BONDS (CONTINUED)
    MALAYSIA (CONTINUED)
    Government of Malaysia, (continued)
      6.45%, 7/01/08 .........................................................                  29,000,000 MYR       $     8,535,872
      4.305%, 2/27/09 ........................................................                 110,540,000 MYR            30,390,128
      4.032%, 9/15/09 ........................................................                  28,575,000 MYR             7,789,438
                                                                                                                     ---------------
                                                                                                                         102,307,227
                                                                                                                     ---------------
    NETHERLANDS 0.1%
    Government of the Netherlands,
      3.00%, 7/15/07 .........................................................                   2,000,000 EUR             2,556,351
      5.00%, 7/15/12 .........................................................                     500,000 EUR               683,018
                                                                                                                     ---------------
                                                                                                                           3,239,369
                                                                                                                     ---------------
    NEW ZEALAND 0.9%
    Government of New Zealand,
      7.00%, 7/15/09 .........................................................                   6,888,000 NZD             4,496,775
      6.00%, 11/15/11 ........................................................                  10,837,000 NZD             6,922,630
      6.50%, 4/15/13 .........................................................                   6,650,000 NZD             4,393,256
    Inter-American Development Bank, 6.00%, 12/15/17 .........................                  10,200,000 NZD             6,236,891
                                                                                                                     ---------------
                                                                                                                          22,049,552
                                                                                                                     ---------------
    NORWAY 4.8%
    Government of Norway,
      6.75%, 1/15/07 .........................................................                 515,789,000 NOK            86,626,952
    e Strip, 3/21/07 .........................................................                 181,980,000 NOK            29,148,410
                                                                                                                     ---------------
                                                                                                                         115,775,362
                                                                                                                     ---------------
    PERU 4.5%
    Government of Peru,
      7.84%, 8/12/20 .........................................................                  74,675,000 PEN            22,383,743
      7.35%, 7/21/25 .........................................................                  40,585,000                39,570,375
      8.75%, 11/21/33 ........................................................                  11,500,000                12,793,750
      Series 7, 8.60%, 8/12/17 ...............................................                 110,435,000 PEN            35,626,110
                                                                                                                     ---------------
                                                                                                                         110,373,978
                                                                                                                     ---------------
    PHILIPPINES 1.1%
    Government of the Philippines,
      9.00%, 2/15/13 .........................................................                   3,675,000                 4,042,500
    b FRN, 5.4375%, 6/01/08 ..................................................                     333,333                   331,954
    d Reg S, 9.125%, 2/22/10 .................................................                  15,795,000 EUR            23,002,757
                                                                                                                     ---------------
                                                                                                                          27,377,211
                                                                                                                     ---------------
    POLAND 7.1%
    Government of Poland,
      8.50%, 11/12/06 ........................................................                  52,595,000 PLN            17,464,928
      8.50%, 5/12/07 .........................................................                  88,840,000 PLN            30,038,817
      6.00%, 5/24/09 .........................................................                 177,320,000 PLN            59,833,601
      6.25%, 10/24/15 ........................................................                  99,200,000 PLN            34,473,896
      5.75%, 9/23/22 .........................................................                  89,470,000 PLN            30,131,901
                                                                                                                     ---------------
                                                                                                                         171,943,143
                                                                                                                     ---------------


                                          Quarterly Statement of Investments | 5

Templeton Global Bond Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL AMOUNT c            VALUE
------------------------------------------------------------------------------------------------------------------------------------
    BONDS (CONTINUED)
    SINGAPORE 4.2%
    Government of Singapore,
      1.75%, 2/01/07 .........................................................                   3,295,000 SGD       $     2,074,085
      4.00%, 3/01/07 .........................................................                 155,005,000 SGD            99,116,039
                                                                                                                     ---------------
                                                                                                                         101,190,124
                                                                                                                     ---------------
    SLOVAK REPUBLIC 3.9%
    Government of Slovakia,
      4.95%, 3/05/08 .........................................................                 147,900,000 SKK             5,060,013
      4.80%, 4/14/09 .........................................................                 680,500,000 SKK            23,275,401
      4.90%, 2/05/10 .........................................................                  18,000,000 SKK               619,143
      7.50%, 3/13/12 .........................................................                  59,000,000 SKK             2,304,972
      4.90%, 2/11/14 .........................................................                 147,000,000 SKK             5,097,750
      5.30%, 5/12/19 .........................................................                 120,600,000 SKK             4,359,480
    e Strip, 1/14/07 .........................................................               1,627,800,000 SKK            53,836,410
                                                                                                                     ---------------
                                                                                                                          94,553,169
                                                                                                                     ---------------
    SOUTH AFRICA 0.1%
    Government of South Africa, 5.25%, 5/16/13 ...............................                   1,200,000 EUR             1,595,563
                                                                                                                     ---------------
    SOUTH KOREA 13.9%
    Government of Korea,
      6.90%, 1/16/07 .........................................................              38,100,000,000 KRW            40,885,567
      4.75%, 3/03/07 .........................................................              92,370,000,000 KRW            97,839,339
      3.75%, 9/10/07 .........................................................              26,550,000,000 KRW            27,771,210
      5.77%, 10/09/07 ........................................................              27,800,000,000 KRW            29,827,368
      4.75%, 3/12/08 .........................................................              96,800,000,000 KRW           102,435,831
      4.25%, 9/10/08 .........................................................              36,850,000,000 KRW            38,573,850
                                                                                                                     ---------------
                                                                                                                         337,333,165
                                                                                                                     ---------------
    SWEDEN 8.8%
    European Investment Bank, 4.00%, 4/15/09 .................................                  67,500,000 SEK             9,497,544
    Government of Sweden,
      8.00%, 8/15/07 .........................................................               1,242,805,000 SEK           182,469,537
      6.50%, 5/05/08 .........................................................                  28,900,000 SEK             4,253,517
      5.00%, 1/28/09 .........................................................                   4,500,000 SEK               649,422
    e Strip, 9/20/06 .........................................................                 126,300,000 SEK            17,342,913
                                                                                                                     ---------------
                                                                                                                         214,212,933
                                                                                                                     ---------------
    THAILAND 2.6%
    Bank of Thailand Bond, 3.25%, 5/19/07 ....................................               1,118,545,000 THB            28,808,334
    Government of Thailand,
      8.00%, 12/08/06 ........................................................               1,223,920,000 THB            32,596,261
      4.125%, 2/12/08 ........................................................                  73,000,000 THB             1,878,758
      8.50%, 12/08/08 ........................................................                   8,500,000 THB               240,093
                                                                                                                     ---------------
                                                                                                                          63,523,446
                                                                                                                     ---------------
    UKRAINE 0.0% f
  d Government of the Ukraine, senior note, Reg S, 10.00%, 3/15/07 ...........                     205,359 EUR               272,750
                                                                                                                     ---------------
    TOTAL BONDS (COST $1,923,431,440) ........................................                                         2,025,008,098
                                                                                                                     ---------------


6 | Quarterly Statement of Investments

Templeton Global Bond Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL AMOUNT c            VALUE
------------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS 13.6%
    GOVERNMENT AND AGENCY SECURITIES 14.7%
    CANADA 1.6%
  e Canada Treasury Bills, 11/30/06 - 2/22/07 ................................                  43,460,000 CAD       $    38,508,768
                                                                                                                     ---------------
    EGYPT 2.8%
  e Egypt Treasury Bills, 6/20/06 - 4/17/07 ..................................                 414,325,000 EGP            68,551,678
                                                                                                                     ---------------
    THAILAND 4.5%
  e Thailand Treasury Bills, 7/27/06 - 5/17/07 ...............................               4,375,220,000 THB           110,246,723
                                                                                                                     ---------------
    UNITED STATES 4.7%
  e Deutsche Bank AG, Time Deposit, 6/01/06 ..................................                  35,575,000                35,575,000
    Federal National Mortgage Association, 2.125%, 10/09/07 ..................               8,550,000,000 JPY            77,544,988
                                                                                                                     ---------------
                                                                                                                         113,119,988
                                                                                                                     ---------------
    TOTAL SHORT TERM INVESTMENTS (COST $329,534,307) .........................                                           330,427,157
                                                                                                                     ---------------
    TOTAL INVESTMENTS (COST $2,252,965,747) 96.8% ............................                                         2,355,435,255
    NET UNREALIZED GAIN ON FORWARD CONTRACTS 0.2% ............................                                             5,038,144
    OTHER ASSETS, LESS LIABILITIES 3.0% ......................................                                            74,188,300
                                                                                                                     ---------------
    NET ASSETS 100.0% ........................................................                                       $ 2,434,661,699
                                                                                                                     ===============

CURRENCY ABBREVIATIONS

AUD - Australian Dollar
CAD - Canadian Dollar
EGP - Egyptian Pound
EUR - Euro
IDR - Indonesian Rupiah
ISK - Iceland Krona
JPY - Japanese Yen
KRW - Korean Won
MYR - Malaysian Ringgit
NOK - Norwegian Krone
NZD - New Zealand Dollar
PEN - Peru Nuevo Sol
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
SKK - Slovak Koruna
THB - Thailand Baht

SELECTED PORTFOLIO ABBREVIATION

FRN - Floating Rate Note

a The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

b     The coupon rate shown represents the rate at period end.

c     The principal amount is stated in U.S. dollars unless otherwise indicated.

d Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At May 31, 2006, the aggregate value of these securities was $23,275,507, representing 0.96% of net assets.

e     The security is traded on a discount basis with no stated coupon rate.

f     Rounds to less than 0.1% of net assets.


 Quarterly Statement of Investments | See Notes to Statement of Investments. | 7

Templeton Global Bond Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Income Trust is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company, consisting of one fund, the Templeton Global Bond Fund (the Fund).

1. INCOME TAXES

At May 31, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .....................................        $2,280,805,249
                                                                 ===============

Unrealized appreciation .................................        $   97,002,532
Unrealized depreciation .................................           (22,372,526)
                                                                 ---------------
Net unrealized appreciation (depreciation) ..............        $   74,630,006
                                                                 ===============
2. FORWARD EXCHANGE CONTRACTS

At May 31, 2006, the Fund had the following forward exchange contracts outstanding:

-------------------------------------------------------------------------------------------------------
                                                            CONTRACT        SETTLEMENT      UNREALIZED
CONTRACTS TO SELL:                                          AMOUNT a           DATE        GAIN (LOSS)
-------------------------------------------------------------------------------------------------------
       400,000,000 Indian Rupee ...................        12,984,484 NZD      6/21/06     $    393,986
     2,600,000,000 Japanese Yen ...................        22,515,501         10/16/06        1,034,294
         3,550,000 Canadian Dollar ................         4,625,407 NZD     10/24/06          323,043
     3,000,000,000 Korean Won .....................         4,611,908 NZD     10/24/06          283,684
       120,000,000 Thailand Baht ..................         4,598,935 NZD     10/24/06          244,671
       230,000,000 Indian Rupee ...................         7,593,265 NZD     10/26/06          171,282
     5,000,000,000 Korean Won .....................         7,558,350 NZD     10/26/06          554,447
       275,000,000 Indian Rupee ...................         9,214,891 NZD     10/27/06          119,297
       200,000,000 Thailand Baht ..................         7,034,328 NZD     11/30/06          813,054
     5,050,000,000 Korean Won .....................         7,070,264 NZD     12/06/06          932,366
       200,000,000 Thailand Baht ..................         7,009,551 NZD     12/06/06          829,757
     6,386,794,250 Japanese Yen ...................        58,400,000          2/09/07          332,978
        15,183,000 Brazilian Real .................         6,025,000          2/28/07          102,325
       415,586,250 Japanese Yen ...................         3,825,000          3/05/07            8,561
                                                                                           ------------
UNREALIZED GAIN ON FORWARD EXCHANGE CONTRACTS ........................................     $  6,143,745
                                                                                           ============


8 | Quarterly Statement of Investments

Templeton Global Bond Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

2. FORWARD EXCHANGE CONTRACTS (CONTINUED)

--------------------------------------------------------------------------------------------------------
                                                            CONTRACT        SETTLEMENT     UNREALIZED
CONTRACTS TO BUY:                                           AMOUNT a           DATE        GAIN (LOSS)
--------------------------------------------------------------------------------------------------------
       13,000,000 Brazilian Real ....................       5,463,333          1/04/07     $   (147,809)
    1,284,450,000 Japanese Yen ......................      12,000,000          2/13/07         (182,138)
       14,070,000 Brazilian Real ....................       6,000,000          2/20/07         (310,746)
    1,913,894,500 Japanese Yen ......................      18,025,000          2/20/07         (399,983)
      434,798,100 Japanese Yen ......................       4,070,000          2/22/07          (64,925)
                                                                                           -------------
UNREALIZED LOSS ON FORWARD EXCHANGE CONTRACTS ........................................       (1,105,601)
                                                                                           -------------
   NET UNREALIZED GAIN (LOSS) ON FORWARD EXCHANGE CONTRACTS ..........................     $  5,038,144
                                                                                           =============

a     In US Dollar unless otherwise indicated.

CURRENCY ABBREVIATION

NZD - New Zealand Dollar

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                          Quarterly Statement of Investments | 9

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON INCOME TRUST

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date July 27, 2006



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date July 27, 2006



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date July 27, 2006